Share capital and premium related to the share capitals	6 Months Ended
Jun. 30, 2021
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Share capital and premium related to the share capitals
Note 13. Share capital and premium related to the share capitals

Nature of the Transactions	Share Capital	Share premium	Number of shares	Nominal value
	$ in thousands (except number of shares)			in $
Balance as of January 1, 2020	2,767	843,478	42,465,669	0.05
Capital Increase	1	—	20,464	—
Non-cash stock based compensation expense	—	5,844	—	—
Other movements	—	—	—	—

Balance as of June 30, 2020	2,768	849,322	42,486,133	0.05

Balance as of January 1, 2021	2,785	863,911	42,780,186	0.05
Capital increase (ATM)	146	47,688	2,415,630	—
Exercise of share warrants, employee warrants and stock options	16	5,702	265,494	—
Non-cash stock based compensation expense	—	4,233	—	—
Transaction costs	—	(910)	—	—
Other movements	—	(34)	—	—

Balance as of June 30, 2021	2,947	920,591	45,461,310	0.05

Capital evolution during the
six-month
period ended June 30, 2021

•
During the
six-month
period ended June 30, 2021, 2,415,630 shares were issued through
Cellectis’At-The-Market
(“ATM”) financing program and 265,494 shares were issued as a result of the exercise of share warrants, employee warrants and stock options.

•
During the
six-month
period ended June 30, 2021, $0.9 million of issuance costs related to the ATM financing program were recorded as a reduction of share premium, in conjunction with share issuances that occurred in April 2021.